Related Party Balances and Transactions (Tables)	12 Months Ended
Mar. 31, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Relationships with Related Parties	Nature of relationships with related parties
Name	Relationship
JingXing Storage Equipment Engineering (H.K.) Company Limited (“JingXing”)(i)	A wholly owned subsidiary of KGDL
Compass Engineering Limited(i)	A wholly owned subsidiary of KGDL
Kamui Construction Management Limited	Entity controlled by management of the Company
Star Capital Investment Limited (“Star Capital”)	Entity controlled by Mr. Chan
Mr. Hau Lim Chung (“Mr. Chung”)	Director of the Company
Mr. Yuxi Liang (“Mr. Liang”)	Non-controlling shareholder of Cogen Advisory Limited
Mr. Ka Ho Chiu (“Mr. Chiu”)	Non-controlling shareholder of Cogen Advisory Limited

(i)	On January 16, 2023, Mr. Chung and Mr. Yiu disposed of their 100% equity interest in KGDL. JingXing and Compass Engineering Limited, which were subsidiaries of KGDL, were not regarded as related parties of the Company after January 16, 2023.

Schedule of Amount Due to Related Parties	The amount due to related parties consists of the following:
	As of March 31,
	2023	2024	2024
	HK$	HK$	US$
Due to Star Capital	22,790,867	5,150	658
Due to Mr. Chung	1,700,000	—	—
Due to Mr. Liang		734,485	93,853
Due to Mr. Chiu		908,766	116,123
Total	24,490,867	1,648,401	210,634

Schedule of Related Party Balances	In addition to the related party balances above, the Company has the following significant related party transactions incurred as below:
	Years ended March 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Revenue from JingXing	296,985	1,809,486	—	—
Revenue from Smartmore	—	—	1,742,678	222,681
Subcontracting cost to Compass Engineering Limited	43,260	137,200	—	—
Consultancy fee to Compass Engineering Limited	—	75,320	—	—
Subcontracting cost to JingXing	658,165	749,418	—	—
Subcontracting cost to Kamui Construction Management Limited	38,740,088	—	—	—
Management fee paid to KGDL	6,101,612	3,600,000	—	—
Acquisition of leasehold improvement	—	6,165,000	—	—
Constructive dividend	—	1,088,580	—	—